Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events

a)
On January 18, 2021, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 4,000,000 shares. The same date, the Compensation Committee granted an aggregate of 3,600,000 restricted shares of common stock pursuant to the Equity Incentive Plan. Of the total 3,600,000 shares issued, 1,400,000 shares were granted to the non-executive members of the board of directors, 950,000 were granted to the executive officers, 1,100,000 shares were granted to certain of the Company’s non-executive employees and 150,000 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $0.81. All the shares will vest in equal tranches on each of the grant date, October 1, 2021 and October 1, 2022.

b)
On February 8, 2021, the Company entered into a supplemental agreement to the facility with UniCredit, following the credit committee approval that was obtained in September 2020 (Note 7). On February 9, 2021 following satisfaction of certain customary conditions precedent the supplemental agreement became effective.

c)
On February 11, 2021, the Company received written notification from the Nasdaq Stock Market that the Company has regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock.

d)
On February 12, 2021, the Company entered into the supplemental agreement to the facility with ATB. On February 16, 2021, following satisfaction of certain customary conditions precedent, the supplemental agreement became effective (Note 7).

e)
On February 12, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel built in 2006 at a Japanese shipyard, at a gross purchase price of $17,000. The Company expects to finance the vessel acquisition with cash on hand and delivery of the vessel from its sellers is expected to take place until the end of the second quarter of 2021. An amount of $3,400 has been paid as advance payment.

f)
On February 19, 2021, the Company sold 44,150,000 common shares under a registered direct offering at a price of $1.70 per common share, in exchange for gross proceeds of $75,055, or net proceeds of approximately $69,971.

g)
In February 2021, the Company repaid $12,000 of the Jelco Loans pursuant to the mandatory prepayment terms of the SPA and Omnibus Supplemental Agreements entered into with Jelco in December 2020, using proceeds from (i) Class E warrants exercises during 2021 and (ii) the February 2021 registered direct offering.

h)
On March 5, 2021, the Company prepaid the full balance of $21,600 of the Amended and Restated Entrust Loan Facility. All securities created to cross-collateralize the Amended and Restated Entrust Loan Facility with the New Entrust Loan Facility were irrevocably and unconditionally released. The balance was paid with cash on hand.

i)
On March 10, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel built in 2013 at a Japanese shipyard, at a gross purchase price of $28,385. The Company expects to finance the vessel acquisition with cash on hand and by a secured loan facility from financial institutions. Delivery of the vessel from its sellers is expected to take place until the end of the second quarter of 2021. An amount of $5,320 has been paid as advance payment.

j)
On March 11, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel built in 2010 at a Japanese shipyard, at a gross purchase price of $26,600. The Company expects to finance the vessel acquisition with cash on hand and by a secured loan facility from financial institutions. Delivery of the vessel from its sellers is expected to take place until the end of the second quarter of 2021. An amount of $2,839 has been paid as advance payment.

k)	On March 24, 2021, the Company issued 955,730 common shares to Jelco, following Jelco’s exercise of its pre-funded warrants from the December 2020 restructuring.
l)
On March 19, 2021, the Company entered into an agreement with an unaffiliated third party for the purchase of a secondhand Capesize vessel built in 2012 at a Japanese shipyard, at a gross purchase price of $28,600. The Company expects to finance the vessel acquisition with cash on hand and by a secured loan facility from financial institutions. Delivery of the vessel from its sellers is expected to take place until the end of the second quarter of 2021. An amount of $8,580 has been paid as advance payment.

m)
On March 26, 2021, the Company obtained a commitment letter from Aegean Baltic Bank Α.Ε. for a $15,500 senior amortizing loan facility for the financing of the Goodship and the Tradership. The entering into the facility agreement by the Company is subject to completion of definitive documentation.

n)
During 2021 and as of the date of the issuance of these consolidated financial statements, 32,129,715 of the Class E warrants issued in connection with the August 2020 equity offering (Note 10) have been exercised for gross proceeds of $22,491. 8,766,713 Class E warrants remain outstanding.